If filing more than one
                                                      Page 49, "X" box:      [ ]

For period ending 12/31/03
                  --------

File number 811-   02634-1      Mass
                  --------

116. Family of investment companies information:

     A.  [/]  Is Registrant part of a family of investment companies?(Y/N) N
                                                                          -----
                                                                           Y/N

     B.  [/]  Identify the family in 10 letters
                                                -------------------
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/]  Is Registrant a separate account of an insurance company?(Y/N) N
                                                                           -----
                                                                            Y/N
     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registration?:

     B.  [/]  Variable annuity contracts?(Y/N)
                                                                           -----
                                                                            Y/N

     C.  [/]  Scheduled premium variable life contracts?(Y/N)
                                                                           -----
                                                                            Y/N

     D.  [/]  Flexible premium variable life contracts?(Y/N)
                                                                           -----
                                                                            Y/N
     E.  [/]  Other types of insurance products registered
              under the Securities Act of 1933?(Y/N)
                                                                           -----
                                                                            Y/N
118: [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                                           -----
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
         the period                                                          0
                                                                           -----
120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's omitted) $ 0
                                                                           -----
121. [/] State the number of series for which a current prospectus was
         in existence at the end of the period                               1
                                                                           -----
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                      0
                                                                           -----


                                      49
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                                                         If filing more than one
                                                         Page 50, "X" box:  [ ]
For period ending 12/31/03
                  -------------
File number 811-   02634-1              Mass
                  -------------


 123. [/] State the total value of the additional units
          considered in answering item 122($000's omitted)              $    0
                                                                        -------
 124. [/] State the total value of units of prior series
          that were placed in the portfolios of subsequent
          series during the current period (the value of
          these units is to be measured on the date they were
          placed in the subsequent series)($000's omitted)              $    0
                                                                        -------
*125. [/] State the total dollar amount of sales loads
          collected (before reallowances to other brokers
          or dealers) by Registrant's principal underwriter
          and any underwriter which is an affiliated person
          of the principal underwriter during the current
          period solely from the sale of units of all series
          of Registrant ($000's omitted)                                $    0
                                                                        --------
*126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
          the portfolio of a subsequent series.) ($000's omitted)       $    0
                                                                        -------
 127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                              Number of      Total Assets    Total Income
                                                Series          ($000's     Distributions
                                              Investing         omitted)   ($000's omitted)
                                           ---------------  --------------- -------------
A.    U.S. Treasury direct issue                              $               $
                                               -----          ------------    -----------
B.    U.S. Government agency                                  $               $
                                               -----          ------------    -----------
C.    State and municipal tax-free               1            $        939    $        44
                                               -----          ------------    -----------
D.    Public utility debt                                     $               $
                                               -----          ------------    -----------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                          $               $
                                               -----          ------------    -----------
F.    All other corporate intermed.
      & long-term debt                                        $               $
                                               -----          ------------    -----------
G.    All other corporate short-term debt                     $               $
                                               -----          ------------    -----------
H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                        $               $
                                               -----          ------------    -----------
I.    Investment company equity securities                    $               $
                                               -----          ------------    -----------
J.    All other equity securities                             $               $
                                               -----          ------------    -----------
K.    Other securities                                        $               $
                                               -----          ------------    -----------
L.    Total assets of all series of registrant   1            $        939    $        44
                                               -----          ------------    -----------


                                      50
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                                                         If filing more than one
                                                         Page 51, "X" box:  [ ]

For period ending 12/31/03
                  --------

File number 811-   02634-1        Mass
                  --------


128.  [/]   Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer?(Y/N)             N
                                                                         ------
                                                                           Y/N
            [If answer is "N"(No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal             N
            or interest at the end of the current period?(Y/N)           ------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or                N
            guarantees?(Y/N)                                             ------
                                                                          Y/N
131.  [/]   Total expenses incurred by all series of Registrant
            during the current reporting period ($000's omitted)      $       5
                                                                      ---------

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:



     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----

                                      51